Debt - Legacy SMAP Related Party Promissory Notes (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 19, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 08, 2023	Nov. 30, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023
Debt Instrument [Line Items]
Amount issued in exchange of cancellation			$ 1,000
Related Party Promissory Note
Debt Instrument [Line Items]
Operational working capital				$ 200		$ 375
Loss on extinguishment of debt	$ (594)
Legacy SMAP | Related Party Promissory Note
Debt Instrument [Line Items]
Operational working capital					$ 1,524		$ 1,524	$ 1,524
Amount issued in exchange of cancellation	1,324
Loss on extinguishment of debt	$ (787)	$ 136